SHARE-BASED COMPENSATION - Schedule of compensation expenses recognized for options (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Share based compensation expense	$ 35,894	$ 0
Research and development expenses
SHARE-BASED COMPENSATION
Share based compensation expense	19,968
Selling and marketing expenses
SHARE-BASED COMPENSATION
Share based compensation expense	3,252
General and administrative expenses
SHARE-BASED COMPENSATION
Share based compensation expense	$ 12,674